UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8797
                                   811-9049

Name of Fund:  Merrill Lynch Small Cap Growth Fund
               Merrill Lynch Master Small Cap Growth Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Small Cap Growth Fund and Merrill Lynch Master Small Cap Growth Portfolio, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Merrill Lynch Small Cap Growth Fund


Schedule of Investments as of August 31, 2004

         Beneficial Interest   Mutual Funds                                                                        Value
              $  295,889,532   Merrill Lynch Master Small Cap Growth Portfolio                               $  283,246,637

                               Total Mutual Funds (Cost - $248,418,034) - 100.1%                                283,246,637

Total Investments (Cost - $ 248,418,034) - 100.1%                                                               283,246,637
Liabilities in Excess of Other Assets - (0.1%)                                                                    (159,607)
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $  283,087,030
                                                                                                             ==============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Small Cap Growth Fund and Merrill Lynch Master Small Cap Growth Portfolio


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Small Cap Growth Fund and
       Merrill Lynch Master Small Cap Growth Portfolio


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Small Cap Growth Fund and
       Merrill Lynch Master Small Cap Growth Portfolio


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Small Cap Growth Fund and
       Merrill Lynch Master Small Cap Growth Portfolio


Date: October 18, 2004